Equity Offerings (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Schedule of Equity Offerings

(US $ in thousands)	As of June 30, 2014
Gross proceeds received (1)	133,447
Less: Underwriters’ discount	4,381
Less: Offering expenses	315
Net proceeds received	128,751

(1)	Includes General Partner’s 2% proportional capital contribution